CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Foreign currency translation adjustments, tax portion